MFA 2025-NQM3 Trust ABS-15G

Exhibit 99.02

Rating Agency Grades
Run Date - 7/21/2025 11:30:56 AM
LOAN INFORMATION						INITIAL CREDIT LOAN GRADES						INITIAL COMPLIANCE LOAN GRADES						INITIAL PROPERTY LOAN GRADES						INITIAL OVERALL LOAN GRADES						FINAL CREDIT LOAN GRADES						FINAL COMPLIANCE LOAN GRADES						FINAL PROPERTY LOAN GRADES						FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Deal Number	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar
214928285	XXX	XXX		XXX	$XXX.XX	A	A	A	A	CA	A							C	C	C	C	VC	C	C	C	C	C	C	C	A	A	A	A	A	A							A	A	A	A	A	A	A	A	A	A	A	A
214928294	XXX	XXX		XXX	$XXX.XX	C	C	C	C	CC	C							A	A	A	A	VA	A	C	C	C	C	C	C	A	A	A	A	A	A							A	A	A	A	A	A	A	A	A	A	A	A
214928298	XXX	XXX		XXX	$XXX.XX	D	D	D	D	CD	D							C	C	C	C	VC	C	D	D	D	D	D	D	A	A	A	A	A	A							A	A	A	A	A	A	A	A	A	A	A	A